Investment Objectives and Goals - Franklin BSP CLO ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Franklin BSP CLO ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek capital preservation and current income.